Indefinite-Lived Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Domain names USD ($)	Dec. 31, 2012 Domain names CNY	Dec. 31, 2011 Domain names CNY	Dec. 31, 2012 Trademarks USD ($)	Dec. 31, 2012 Trademarks CNY	Dec. 31, 2011 Trademarks CNY	Dec. 31, 2012 License USD ($)	Dec. 31, 2012 License CNY	Dec. 31, 2011 License CNY
Indefinite-lived intangible assets, gross	$ 1,671	10,410	14,910	$ 1,502	9,360	9,360	$ 169	1,050	3,550	$ 0	0	2,000
Impairment loss	0	0	(2,500)
Indefinite-lived intangible assets	$ 1,671	10,410	12,410